Note 32 (Tables)	6 Months Ended
Jun. 30, 2021
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]	The breakdown of the interest and other income recognized in the accompanying condensed consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	June 2021	June 2020
Financial assets held for trading	518	709
Financial assets designated at fair value through profit or loss	2	3
Financial assets at fair value through other comprehensive income	814	681
Financial assets at amortized cost	8,849	9,780
Insurance activity	508	477
Adjustments of income as a result of hedging transactions	(55)	(36)
Other income (*)	326	214
Total	10,962	11,828
(*) The balance includes the interest accrued from TLTRO III operations (See Note 21.1).
Interest expense breakdown by origin [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	June 2021	June 2020
Financial liabilities held for trading	651	344
Financial liabilities designated at fair value through profit or loss	33	33
Financial liabilities at amortized cost	2,980	3,587
Adjustments of expense as a result of hedging transactions	(200)	(167)
Insurance activity	362	324
Cost attributable to pension funds	30	32
Other expense	150	114
Total	4,007	4,267